Derivative financial instruments	6 Months Ended
Dec. 31, 2024
Derivative financial instruments.
Derivative financial instruments

21Derivative financial instruments

	31 December 2024		30 June 2024		31 December 2023
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	£’000	£’000	£’000	£’000	£’000	£’000
Used for hedging:
Interest rate swaps	—	—	—	—	2,211	—
Forward foreign exchange contracts	—	(7,737)	—	(7,514)	321	(2,072)
At fair value through profit or loss:
Embedded foreign exchange derivatives	611	—	2,297	—	107	(1)
	611	(7,737)	2,297	(7,514)	2,639	(2,073)
Less non-current portion:
Used for hedging:
Forward foreign exchange contracts	—	(3,179)	—	(4,911)	159	(1,482)
At fair value through profit or loss:
Embedded foreign exchange derivatives	364	—	380	—	41	—
Non-current derivative financial instruments	364	(3,179)	380	(4,911)	200	(1,482)
Current derivative financial instruments	247	(4,558)	1,917	(2,603)	2,439	(591)

21Derivative financial instruments (continued)

Fair value hierarchy

Derivative financial instruments are carried at fair value. The different levels used in measuring fair value have been defined in accounting standards as follows:

●	Level 1 – the fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period.
●	Level 2 – the fair value of financial instruments that are not traded in an active market is determined using valuation techniques which maximize the use of observable market data and as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in Level 2.
●	Level 3 – if one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3.

All of the financial instruments detailed above are included in Level 2.